Employees (Details 3) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash retention awards
Cash retention awards made	$ 300	$ 279	$ 221	$ 210	$ 196
Amortization of cash retention awards included in salaries and benefits	$ 3	$ 116	$ 216	$ 185	$ 119